As filed with the Securities and Exchange Commission on August 22, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78759
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78759
(Name and address of agent for service)

800-880-0324
Registrant's telephone number, including area code

Date of fiscal year end: September 30th

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments
Empiric Core Equity Fund
June 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.13%
Consumer Discretionary - 3.90%
Advertising - 0.43%
Omnicom Group Inc.	6,000	$317,520
Apparel, Accessories & Luxury Goods - 0.90%
LJ International Inc. *^	50,000	543,000
The Warnaco Group, Inc. *	3,000	118,020
		661,020
Housewares & Specialties - 0.40%
Newell Rubbermaid, Inc.	10,000	294,300
Movies & Entertainment - 0.81%
Lodgenet Entertainment Corp. *	18,700	599,522
Publishing - 0.41%
Reed Elsevier NV - ADR ^	8,000	303,360
Retail Internet - 0.95%
NutriSystem, Inc. *	10,000	698,400
Total Consumer Discretionary (Cost $2,406,045)		2,874,122

Consumer Staples - 8.83%
Agricultural Products - 0.23%
Archer-Daniels-Midland Co.	5,000	165,450
Brewers - 1.94%
Compania Cervecerias Unidas S.A. - ADR ^	38,700	1,426,869
Distillers & Vintners - 2.02%
Diageo PLC - ADR ^	17,900	1,491,249
Food Retail - 0.49%
Koninklijke Ahold NV - ADR *^	29,000	363,080
Packaged Foods & Meats - 0.25%
Sadia S.A. - ADR ^	4,000	186,800
Personal Products - 0.86%
The Estee Lauder Cos., Inc.	6,000	273,060
USANA Health Sciences, Inc. *	8,000	357,920
		630,980
Soft Drinks - 3.04%
The Coca-Cola Co.	5,000	261,550
Coca-Cola Femsa S.A.B. de C.V. - ADR ^	39,300	1,740,204
Embotelladora Andina S.A. - ADR ^	12,700	242,951
		2,244,705
Total Consumer Staples (Cost $5,078,447)		6,509,133

Energy - 2.08%
Integrated Oil & Gas - 0.68%
ChevronTexaco Corp.	3,000	252,720
Exxon Mobil Corp.	3,000	251,640
		504,360
Oil & Gas Equipment & Services - 0.44%
Acergy SA - ADR ^	14,260	320,280
Oil & Gas Refining & Marketing & Transportation - 0.96%
Golar LNG Ltd. ^	13,000	216,580
Sunoco, Inc.	6,200	494,016
		710,596
Total Energy (Cost $1,100,633)		1,535,236

Financials - 24.44%
Asset Management & Custody Banks - 0.26%
Gladstone Capital Corp.	9,000	193,140
Diversified Banks - 5.75%
Credit Suisse Group - ADR ^	18,000	1,277,280
HSBC Holdings PLC - ADR ^	16,453	1,509,892
U.S. Bancorp	27,000	889,650
Wells Fargo & Co.	16,000	562,720
		4,239,542
Diversified Financial Services - 10.96%
Australia & New Zealand Banking Group Ltd. - ADR ^	10,900	1,342,117
Banco Bilbao Vizcaya Argentaria SA - ADR ^	67,000	1,633,460
BanColombia SA - ADR ^	50,900	1,671,047
Barclays PLC - ADR ^	23,000	1,283,170
Citigroup, Inc.	7,000	359,030
Deutsche Bank AG ^	5,000	723,700
ING Groep NV - ADR ^	16,000	703,520
Shinhan Financial Group Co., Ltd. - ADR *^	3,000	367,470
		8,083,514
Life & Health Insurance - 4.06%
Aegon NV - ADR ^	43,000	844,950
Aflac, Inc.	16,600	853,240
Prudential Financial, Inc.	7,000	680,610
Prudential PLC - ADR ^	21,500	614,900
		2,993,700
Multi-line Insurance - 2.81%
Allianz SE - ADR ^	29,000	674,830
American Financial Group, Inc.	9,000	307,350
American International Group, Inc.	5,000	350,150
AXA - ADR ^	8,000	344,320
Hartford Financial Services Group, Inc.	4,000	394,040
		2,070,690
Property & Casualty Insurance - 0.21%
ProCentury Corp.	9,460	158,550
Real Estate Investment Trusts - 0.39%
Sunstone Hotel Investors, Inc.	10,000	283,900
Total Financials (Cost $15,614,639)		18,023,036

Health Care - 9.29%
Biotechnology - 0.97%
Amgen Inc. *	13,000	718,770
Health Care - Managed Care - 1.06%
Cigna Corp.	15,000	783,300
Health Care Equipment - 0.13%
Greatbatch, Inc. *	3,000	97,200
Health Care Supplies - 0.15%
Smith & Nephew PLC - ADR ^	1,800	111,654
Pharmaceuticals - 6.98%
American Oriental Bioengineering, Inc. *	20,000	178,000
AstraZeneca PLC - ADR ^	11,000	588,280
Biovail Corp. ^	6,000	152,520
Eli Lilly & Co.	6,000	335,280
Johnson & Johnson	5,000	308,100
Novartis AG - ADR ^	20,400	1,143,828
Sanofi-Aventis - ADR ^	27,800	1,119,506
Teva Pharmaceutical Industries, Ltd. - ADR ^	25,000	1,031,250
Wyeth	5,000	286,700
		5,143,464
Total Health Care (Cost $6,551,297)		6,854,388

Industrials - 6.93%
Aerospace & Defense - 2.11%
Cae, Inc. ^	60,000	800,400
L-3 Communications Holdings, Inc.	7,500	730,425
Tat Technologies Ltd. *^	1,000	20,530
		1,551,355
Airlines - 0.19%
Air France - ADR ^	3,000	139,470
Commercial Printing - 0.47%
RR Donnelley & Sons Co.	8,000	348,080
Construction & Engineering - 0.42%
Meadow Valley Corp. *	22,007	309,638
Construction & Farm Machinery & Heavy Trucks - 0.21%
CNH Global NV ^	3,000	153,270
Environmental Services - 0.37%
Waste Management, Inc.	7,000	273,350
Industrial Conglomerates - 0.51%
ABB Ltd. - ADR ^	8,000	180,800
Tomkins PLC - ADR ^	9,000	186,930
		367,730
Machinery Industrial - 0.93%
Kubota Corp. - ADR ^	17,000	688,500
Marine - 0.47%
Excel Maritime Carriers Ltd. ^	3,000	75,540
Nordic American Tanker Shipping Ltd. ^	5,300	216,452
TBS International Ltd. *^	2,000	56,800
		348,792
Railroads - 0.71%
Norfolk Southern Corp.	10,000	525,700
Trading Companies & Distributors - 0.54%
Mitsui & Co., Ltd. - ADR ^	1,000	401,310
Total Industrials (Cost $4,438,405)		5,107,195

Information Technology - 5.91%
Application Software - 1.41%
Fair Isaac Corp.	9,000	361,080
Smith Micro Software, Inc. *	45,000	677,700
		1,038,780
Communications Equipment - 0.78%
Ceragon Networks Ltd. *^	50,000	573,500
Computer Hardware - 1.97%
Dell, Inc. *	51,000	1,456,050
Home Entertainment Software - 0.42%
Shanda Interactive Entertainment Ltd. - ADR *^	10,000	310,000
IT Consulting & Other Services - 0.31%
CGI Group, Inc. *^	20,200	226,644
Office Electronics - 0.40%
Xerox Corp. *	16,000	295,680
Systems Software - 0.62%
Vasco Data Security International, Inc. *	20,000	455,200
Total Information Technology (Cost $3,753,184)		4,355,854

Materials - 8.70%
Commodity Chemicals - 0.26%
Celanese Corp.	5,000	193,900
Diversified Chemicals - 0.73%
BASF AG - ADR ^	4,100	535,911
Diversified Metals & Mining - 2.95%
Alliance Resource Partners LP	14,000	586,600
Cia de Minas Buenaventura SA - ADR ^	26,300	985,198
RTI International Metals, Inc. *	8,000	602,960
		2,174,758
Fertilizers & Agricultural Chemicals - 1.32%
Syngenta AG - ADR ^	25,000	973,250
Metal & Glass Containers - 0.12%
AEP Industries, Inc. *	2,000	90,020
Steel - 3.32%
Gerdau SA - ADR ^	4,000	102,880
NN, Inc.	33,037	389,837
POSCO - ADR *^	12,200	1,464,000
Tenaris SA - ADR ^	10,000	489,600
		2,446,317
Total Materials (Cost $4,820,462)		6,414,156

Telecommunication Services - 10.60%
Integrated Telecommunication Services - 7.90%
AT&T, Inc.	31,000	1,286,500
Brasil Telecom Participacoes SA - ADR ^	1,000	60,460
BT Group PLC - ADR ^	14,000	932,120
CenturyTel, Inc.	3,000	147,150
Chunghwa Telecom, Ltd. - ADR ^	16,000	301,760
Philippine Long Distance Telephone Co. - ADR ^	4,000	228,800
Portugal Telecom, SGPS, SA - ADR ^	39,000	541,710
Royal KPN NV - ADR ^	36,600	607,926
Swisscom AG - ADR ^	9,020	307,582
Telecomunicacoes de Sao Paulo - ADR ^	8,000	260,320
TELUS Corp. ^	7,000	412,440
Verizon Communications, Inc.	18,000	741,060
		5,827,828
Wireless Telecommunication Services - 2.70%
China Mobile Hong Kong Ltd. - ADR ^	13,000	700,700
Mobile Telesystems - ADR *^	1,000	60,570
Partner Communications Co. Ltd. - ADR ^	11,000	177,540
SK Telecom Co., Ltd. - ADR ^	9,000	246,150
Vodafone Group PLC - ADR ^	24,000	807,120
		1,992,080
Total Telecommunication Services (Cost $6,412,693)		7,819,908

Utilities - 8.45%
Electric Utilities - 4.74%
Cia Energetica de Minas Gerais - ADR ^	6,000	126,600
Companhia Paranaense de Energig Capel - ADR ^	5,000	85,650
E.ON AG - ADR ^	5,000	278,200
Enel SpA - ADR ^	6,000	322,200
Enersis SA - ADR ^	24,000	481,200
Korea Electric Power Corp. - ADR *^	61,000	1,335,900
National Grid Transco PLC - ADR ^	11,800	870,604
		3,500,354
Independent Power Producers - 1.16%
The AES Corp. *	39,000	853,320
Multi-Utilities & Unregulated Power - 0.31%
Suez SA - ADR ^	3,950	226,414
Water Utilities - 2.24%
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR ^	4,000	176,320
Veolia Environnement - ADR ^	18,800	1,474,108
		1,650,428
Total Utilities (Cost $4,524,774)		6,230,516
TOTAL COMMON STOCKS (Cost $54,700,579)		65,723,544

EXCHANGE TRADED FUNDS - 1.88%
iShares MSCI Austria Index Fund	26,600	1,065,064
iShares MSCI Pacific Ex-Japan Index Fund	2,000	293,000
iShares MSCI Singapore Index Fund	2,200	30,008
TOTAL EXCHANGE TRADED FUNDS (Cost $594,116)		1,388,072

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 7.58%
Commercial Paper - 4.98%
Prudential Funding, 07/02/2007	$3,675,000	$3,674,475

Variable Rate Demand Notes# - 2.60%
American Family Financial Services, 4.943%	1,300,206	1,300,206
Wisconsin Corporate Central Credit Union, 4.990%	613,085	613,085
		1,913,291
TOTAL SHORT TERM INVESTMENTS (Cost $5,587,766)		5,587,766
TOTAL INVESTMENTS (Cost $60,882,461) - 98.59%		72,699,382
Other Assets in Excess of Liabilities - 1.41%		1,040,126
TOTAL NET ASSETS - 100.00%		$73,739,508

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing
^	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodcally on specified dates. The rate shown are as of June 30, 2007.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows**:

	Cost of investments	$60,859,780
	Gross unrealized appreciation	12,504,337
	Gross unrealized depreciation	(664,735)
	Net unrealized appreciation	$11,839,602

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Empiric Funds, Inc.

By (Signature and Title)   /s/Mark A. Coffelt
Mark A. Coffelt, President

Date   8/22/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Mark A. Coffelt
Mark A. Coffelt,
Chief Executive Officer and Chief Financial Officer

Date   8/22/2007